                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/07
                                               --------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    M. Safra & Co., Inc.
         ---------------------------
Address: 499 Park Avenue, 11th floor
         ---------------------------
         New York, NY 10022
         ---------------------------

Form 13F File Number: 28-12164
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank S. Bonanno
       -----------------------
Title: Chief Financial Officer
       -----------------------
Phone: 212-755-8555
       -----------------------

Signature, Place, and Date of Signing:

  /s/ Frank S. Bonanno         New York, NY         February 12, 2008
--------------------------  ---------------------  --------------------
      (Signature)              (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       0
                                        -----------

Form 13F Information Table Entry Total:  60
                                        -----------

Form 13F Information Table Value Total: $539,299.28
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                     NONE

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
                                      Market Value
                  Title of              (x$1000)   Share / Prn Share / Put / Investment  Other     Voting Authority
                 ---------- --------- ------------ ----------- ------- ----- ---------- -------- ---------------------
 Name of Issuer    Class      Cusip      (USD)       Amount      Prn   Call  Discretion Managers   Sole    Shared None
 --------------  ---------- --------- ------------ ----------- ------- ----- ---------- -------- --------- ------ ----
3M CO               COM     88579Y101   7,546.64       89,500    SH             SOLE                89,500
ARCELORMITTAL        NY
  SA              REGISTRY
  LUXEMBOURG         SH     03938L104   7,294.11       94,300    SH             SOLE                94,300
BANCO BRADESCO
  S A            SP ADR PFD 059460303   2,464.00       77,000    SH             SOLE                77,000
BANCO ITAU
  HOLDING        SP ADR 500
  FINANCIERA S      PFD     059602201   2,379.12       92,000    SH             SOLE                92,000
BEAR STEARNS
  COMPANIES INC     COM     073902108   4,942.00       56,000    SH             SOLE                56,000
BOEING CO           COM     097023105  21,209.05      242,500    SH             SOLE               242,500
BOEING CO           CALL    097023905   2,286.15        2,595    SH    CALL     SOLE                 2,595
C.H. ROBINSON
  WORLDWIDE INC   COM NEW   12541W209   7,990.82      147,650    SH             SOLE               147,650
CABLEVISION      CLASS A NY
  SYSTEMS CORP     CABLVS   12686C109   3,748.50      153,000    SH             SOLE               153,000
CENTEX CORP         COM     152312104     740.12       29,300    SH             SOLE                29,300
CITIGROUP INC       COM     172967101  13,571.84      461,000    SH             SOLE               461,000
COOPER
  INDUSTRIES INC    CL A    G24182100   6,345.60      120,000    SH             SOLE               120,000
CROCS INC           COM     227046109  13,987.80      380,000    SH             SOLE               380,000
DEERE & CO          COM     244199105  11,230.27      120,600    SH             SOLE               120,600
DELTA AIR LINES
  INC             COM NEW   247361702   5,914.31      397,200    SH             SOLE               397,200
DICE HOLDING INC    COM     253017107   1,997.50      250,000    SH             SOLE               250,000
DOMTAR CORP         COM     257559104  14,528.72    1,889,300    SH             SOLE             1,889,300
DR HORTON INC       COM     23331A109     819.17       62,200    SH             SOLE                62,200
EATON CORP          COM     278058102   3,878.00       40,000    SH             SOLE                40,000
ECHOSTAR
  COMMUNICATIONS
  - A               CL A    278762109   9,767.59      258,950    SH             SOLE               258,950
EQUINIX INC       COM NEW   29444U502  30,321.00      300,000    SH             SOLE               300,000
FREEPORT-
  MCMORAN
  COPPER            COM     35671D857   2,663.44       26,000    SH             SOLE                26,000
GENERAL
  ELECTRIC CO       COM     369604103  28,873.82      778,900    SH             SOLE               778,900
GENPACT LTD         SHS     G3922B107  13,707.00      900,000    SH             SOLE               900,000
GOLDEN TELECOM
  INC               COM     38122G107   8,580.75       85,000    SH             SOLE                85,000
GSI COMMERCE
  INC               COM     36238G102   2,109.90      108,200    SH             SOLE               108,200
HAYNES
  INTERNATIONAL
  INC.            COM NEW   420877201   4,458.08       64,145    SH             SOLE                64,145
HOVNANIAN
  ENTERPRISES
  INC-A             CL A    442487203     571.45       79,700    SH             SOLE                79,700
HUNTSMAN CORP       COM     447011107   2,158.80       84,000    SH             SOLE                84,000
IHS INC-CLASS A     CL A    451734107  34,822.00      575,000    SH             SOLE               575,000
ISHARES INC         MSCI
                   BRAZIL   464286400   1,735.05       21,500    SH             SOLE                21,500
JPMORGAN CHASE
  & CO              COM     46625H100   6,303.06      144,400    SH             SOLE               144,400
K12 INC             COM     48273U102   5,176.00      200,000    SH             SOLE               200,000
KB HOME             COM     48666K109     725.76       33,600    SH             SOLE                33,600
LEHMAN
  BROTHERS
  HOLDINGS INC      COM     524908100  18,133.42      277,100    SH             SOLE               277,100
LENNAR CORP         CL A    526057104     610.05       34,100    SH             SOLE                34,100
LIBERTY
  ACQUISITION       UNIT
  HOL-UNIT       99/99/9999 53015Y206  21,800.00    2,000,000    SH             SOLE             2,000,000
MBIA INC            COM     55262C100  13,618.53      731,000    SH             SOLE               731,000
MERRILL LYNCH &
  CO INC            COM     590188108   6,081.94      113,300    SH             SOLE               113,300
MICROSOFT CORP      COM     594918104  10,680.00      300,000    SH             SOLE               300,000
MICROSOFT CORP      CALL    594918904   4,305.00       17,500    SH    CALL     SOLE                17,500
NEUSTAR INC         CL A    64126X201  25,812.00      900,000    SH             SOLE               900,000
NEWCASTLE
  INVESTMENT
  CORP              COM     65105M108     453.60       35,000    SH             SOLE                35,000
NII HOLDINGS INC  CL B NEW  62913F201   5,812.90      120,300    SH             SOLE               120,300
NUCOR CORP          COM     670346105   5,033.70       85,000    SH             SOLE                85,000
PALM INC            PUT     696643955     851.31        1,823    SH     PUT     SOLE                 1,823
PRAXAIR INC         COM     74005P104   6,431.48       72,500    SH             SOLE                72,500
PULTE HOMES INC     COM     745867101     569.16       54,000    SH             SOLE                54,000
QUALCOMM INC        COM     747525103  19,675.00      500,000    SH             SOLE               500,000
RESEARCH IN
  MOTION            COM     760975102  17,010.00      150,000    SH             SOLE               150,000
RIO TINTO PLC    SPONSORED
                    ADR     767204100   2,771.34        6,600    SH             SOLE                 6,600
SAVVIS INC        COM NEW   805423308  18,141.50      650,000    SH             SOLE               650,000
SMURFIT-STONE
  CONTAINER
  CORP              COM     832727101     211.20       20,000    SH             SOLE                20,000
SPRINT NEXTEL
  CORP           COM SER 1  852061100   1,313.00      100,000    SH             SOLE               100,000
TEMPUR-PEDIC
  INTERNATIONAL     COM     88023U101  12,985.00      500,000    SH             SOLE               500,000
TOLL BROTHERS
  INC               COM     889478103     900.69       44,900    SH             SOLE                44,900
UBS AG            SHS NEW   H89231338   4,733.40      102,900    SH             SOLE               102,900
WASHINGTON
  MUTUAL INC        COM     939322103  26,464.65    1,944,500    SH             SOLE             1,944,500
XM SATELLITE
  RADIO HOLD        CL A    983759101   7,956.00      650,000    SH             SOLE               650,000
YAHOO! INC          COM     984332106  22,097.00      950,000    SH             SOLE               950,000
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